23. SHAREHOLDERS' EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jul. 22, 2009	Dec. 31, 2019
Other Operating Income Expenses Net
Capital subscribed and paid		R$ 12,553,418
Number of shares issued		812,473,246
Public offering expenses, net	R$ 92,947
Number of shares authorised		1,000,000,000
Number of treasury shares		713,446
Par value per share (in dollars per share)		R$ 53.60
Market value of treasury shares		R$ 25,113
Number of sold treasury shares		343.778
Accumulated losses		R$ 297,612